BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Supplemental Borrowings [Roll Forward]
Net cash flows from financing activities	$ (179)	$ (82)	$ (75)	$ 55
Non-recourse borrowings
Supplemental Borrowings [Roll Forward]
Beginning balance			13,775
Net cash flows from financing activities			(30)
Other	617		617
Ending balance	$ 14,362		14,362
Net cash flow from financing activities related to tax equity			$ 58